Intangible Assets - Product Development - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets product development	£ 894	£ 905
Impairment	19
Additional Impairment charges	0	0	£ 0
Asset Writeoffs Related To The Major Restructuring Programme [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment	14
More than 12 months past due date [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets product development	£ 601	£ 607